Biological assets (Tables)	12 Months Ended
Sep. 30, 2023
Biological assets
Schedule of biological assets
	September 30,	September 30,
	2023	2022

Biological assets	29,199,895	-
Less: accumulated depreciation	(844,306)	-
Biological assets, net	$28,355,589	-